Note 10 - Retirement Plan	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Pension and Other Postretirement Benefits Disclosure [Text Block]
10 .	Retirement Plan

We participate in a multi-employer defined contribution retirement plan (the “401k Plan”) administered by a third party service provider; and the Company contributes to the 401k Plan on behalf of its employees based upon a matching formula. During the years ended December 31, 2015, 2014 and 2013 our contributions to the 401k Plan were $40,296, $35,567, and $43,132, respectively.